Taxation (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Disclosure of Taxation (Expense)/Credit

	SA Rand
Figures in million	2024	2023	2022
SA taxation
Mining tax (a)	(2 309)	(631)	(182)
– current year	(2 313)	(633)	(194)
– prior year	4	2	12
Non-mining tax (b)	(107)	(12)	(125)
– current year	(107)	(6)	(121)
– prior year	—	(6)	(4)
Deferred tax (c)	(666)	(1 080)	353
– current year	(666)	(1 080)	353

Total taxation (expense)/credit	(3 082)	(1 723)	46

(a)    Mining tax on gold mining taxable income in South Africa is determined according to a formula, based on the taxable income from mining operations. 5% of total revenue is exempt from taxation, while the remainder is taxable at a higher rate (up to a maximum of 33%) than non-mining income (27%) as a result of applying the gold mining formula. Mining and non-mining income of Australian and PNG entities are taxed at a standard rate of 30%.

All qualifying mining capital expenditure is deducted from taxable mining income to the extent that it does not result in an assessed loss. Accounting depreciation is eliminated when calculating the South African mining taxable income. Excess capital expenditure is carried forward as unredeemed capital to be claimed from future mining taxable income. The group has several tax paying entities in South Africa. In terms of the mining ring-fencing application, each ring-fenced mine is treated separately and deductions can normally only be utilised against mining income generated from the relevant ring-fenced mine.

The increased mining tax expense is mainly attributable to the increased gold price realised resulting in a significant increase in the profitability of the group's operations.

The following legal entities contributed significantly to the mining tax expense:

	SA Rand
Figures in million	2024	2023	2022
Harmony Gold Mining Company Limited (Harmony Company)	144	—	—
Golden Core Trade and Invest (Proprietary) Limited (Mponeng)	1 129	272	—
Freegold (Harmony) (Proprietary) Limited (Freegold)	235	—	—
Harmony Moab Khotsong Operations (Proprietary) Limited (Moab)	539	263	130

Due to the changes announced in the 2022 budget speech, the mining tax rate changed from 34% in 2022 to 33% in 2023. Further, the annual limitation of assessed loss utilisation to 80% of taxable income came into effect. The mining tax rate remained unchanged for the 2024 year.

(b)    Non-mining taxable income of mining companies and the taxable income for non-mining companies are taxed at the statutory corporate rate of 27% for the 2024 financial year. The expense for the 2024 financial year relates mainly to non-mining tax on interest income received in Harmony Company.

The expense for the 2022 financial year relates to non-mining tax arising from derivative gains (realised and unrealised) recognised on the foreign currency derivatives as well as the realised gains on the commodity forward sale contracts. The decreased non-mining taxes for the 2023 financial year can be attributed to the significantly lower derivative gains from both commodity and foreign currency contracts. Refer to note 17 for details on the group's derivative gains and losses recorded.

Due to the changes announced in the 2022 budget speech, the corporate tax rate applied to non-mining taxable income has been amended to 27% (2022: 28%) in 2023 year. Further, the annual limitation of assessed loss utilisation to 80% of taxable income came into effect. The non-mining tax rate remained unchanged for the 2024 year.
11    Taxation continued
(c)    The deferred tax rate used to calculate deferred tax is based on the current estimate of future profitability when temporary differences will reverse based on tax rates and tax laws that have been enacted at the balance sheet date. Depending on the profitability of the operations, the deferred tax rate can consequently be significantly different from year to year.

Following the completion of the annual life-of-mine plans, management revised the weighted average deferred tax rates for all the South African operations. The higher gold price assumptions used resulted in an increase in the estimated profitability and consequently higher rates than in the prior year for most subsidiaries. Refer to note 14 for assumptions used.

Changes to the deferred income tax rates were significant for the following entities:

	Percent (%)
	2024	2023	2022
Harmony Company	26.4	26.4	25.1
Freegold	12.6	11.4	7.0
Moab	19.0	16.7	14.7
Mponeng	8.1	17.7	12.8
Randfontein Estates Limited (Randfontein)	12.3	10.5	8.7
Kalahari Goldridge Mining Company Limited (Kalgold)	21.5	17.1	18.7
Chemwes Proprietary Limited (Chemwes)	18.1	11.0	12.5

These changes, together with changes in the temporary differences, had the following impacts:
•Increase of temporary differences related to the carrying value of property, plant and equipment resulted in an increase of R510 million in the deferred tax expense (2023: R377 million) (2022: R101 million decrease)
•Unwinding of temporary differences related to the utilisation of unredeemed capital expenditure and assessed loss balances resulted in an increase of R74 million in the deferred tax expense (2023: R169 million increase) (2022: R86 million) and R120 million (2023: R9 million increase) (2022: R8 million decrease) in the deferred tax expense, respectively
•The change in deferred tax rates of Mponeng from 17.7% to 8.1%, applied to balances excluding hedge accounted derivatives, resulted in a decrease in the deferred tax expense and liability to the amount of R379 million (2023: R144 million increase) (2022: R37 million increase)
•The change in deferred tax rates of the remaining legal entities in the group, applied to balances excluding hedge accounted derivatives, resulted in an increase in the deferred tax expense and liability to the amount of R239 million (2023: R444 million increase) (2022: R423 million decrease).

Disclosure Of Major Components Of Mining Tax Expense (Income)
The following legal entities contributed significantly to the mining tax expense:

	SA Rand
Figures in million	2024	2023	2022
Harmony Gold Mining Company Limited (Harmony Company)	144	—	—
Golden Core Trade and Invest (Proprietary) Limited (Mponeng)	1 129	272	—
Freegold (Harmony) (Proprietary) Limited (Freegold)	235	—	—
Harmony Moab Khotsong Operations (Proprietary) Limited (Moab)	539	263	130

Disclosure of deferred tax rates
Changes to the deferred income tax rates were significant for the following entities:

	Percent (%)
	2024	2023	2022
Harmony Company	26.4	26.4	25.1
Freegold	12.6	11.4	7.0
Moab	19.0	16.7	14.7
Mponeng	8.1	17.7	12.8
Randfontein Estates Limited (Randfontein)	12.3	10.5	8.7
Kalahari Goldridge Mining Company Limited (Kalgold)	21.5	17.1	18.7
Chemwes Proprietary Limited (Chemwes)	18.1	11.0	12.5

Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate
Major items causing the group's income tax provision to differ from the South African mining statutory tax rate of 33% (2023: 33% and 2022: 34%) were:

	SA Rand
Figures in million	2024	2023	2022
Tax (expense)/credit on net profit/loss at the mining statutory tax rate	(3 884)	(2 180)	360
Non-allowable deductions and non-taxable items	(510)	(314)	(328)
Equity-settled share-based payments	(82)	(32)	(49)
Impairment of goodwill	—	—	(114)
Exploration expenditure	(242)	(25)	(79)
Finance costs	(138)	(145)	(52)
Other	(48)	(112)	(34)
Movement in temporary differences related to property, plant and equipment (a)	(1 596)	(333)	(1 447)
Movements in other temporary differences	699	80	(174)
Difference between effective mining tax rate and statutory mining rate on mining income	650	303	125
Difference between non-mining tax rate and statutory mining rate on non-mining income	23	1	26
Effect on temporary differences due to changes in effective tax rates	87	(588)	386
Prior-year adjustment	—	—	10
Capital allowances (b)	1 183	1 059	973
Deferred tax asset not recognised (c)	266	249	115
Income and mining taxation (expense)/credit	(3 082)	(1 723)	46
Effective income and mining tax rate (%)	26	26	4

(a)    The change in 2024 mainly relates to an increase in the unredeemed capital expenditure balance of Avgold Limited (Avgold) as well as the impairment of Target North. This was offset by an increase in the net carrying value of property, plant and equipment of Chemwes. The change in 2023 was mainly as a result of an increase in the unredeemed capital expenditure balance of Avgold. This partially offset by an increase in the net carrying value of property, plant and equipment of Moab and Chemwes.

(b) This relates to the additional capital allowance that may be deducted from taxable income from mining operations in South Africa. A significant portion relates to Avgold which has a 0% effective tax rate.

(c) This relates to tax losses and deductible temporary differences for which future taxable profits are uncertain and are not considered probable.

Analysis of Deferred Tax Assets and Liabilities and Potential Future Tax Deductions
The analysis of deferred tax assets and liabilities is as follows:

	SA Rand
Figures in million	2024	2023
Deferred tax assets	(1 080)	(1 261)
Deferred tax asset to be recovered after more than 12 months	(844)	(983)
Deferred tax asset to be recovered within 12 months	(236)	(278)
Deferred tax liabilities	3 891	3 366
Deferred tax liability to be recovered after more than 12 months	3 488	2 971
Deferred tax liability to be recovered within 12 months	403	395

Net deferred tax liability	2 811	2 105
11    Taxation continued
Deferred tax continued
Deferred tax liabilities and assets on the balance sheet as of 30 June 2024 and 30 June 2023 relate to the following:

	SA Rand
Figures in million	2024	2023
Gross deferred tax liabilities	3 891	3 366
Amortisation and depreciation[1]	3 778	3 266
Derivative financial instruments	61	48
Other	52	52
Gross deferred tax assets	(1 080)	(1 261)
Unredeemed capital expenditure[2]	(2 623)	(3 761)
Provisions, including non-current provisions	(1 227)	(1 220)
Derivative financial instruments	(350)	(272)
Contingent consideration liability	(154)	(63)
Streaming contract liability	(15)	(43)
Other	(3)	(2)
Tax losses[3]	(1 922)	(1 925)
Deferred tax asset not recognised[4]	5 214	6 025

Net deferred tax liability	2 811	2 105
[1]    The increase in amortisation and depreciation year on year is as a result of the increase in the carrying amount of property, plant and equipment, mainly relating to asset additions, refer to note 14.
[2]    Unredeemed capital expenditure mainly consists of Hidden Valley R2 374 million (2023: R3 512 million).
[3]    The majority of the amount relates to Australia tax losses of R1 888 million (2023: R1 816 million).
[4]    The deferred tax asset not recognised relates to Harmony's PNG operations.

Movement in the net deferred tax liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	2 105	1 383
Expense per income statement	666	1 080
Tax expense/(credit) directly charged to other comprehensive income[1]	40	(358)
Balance at end of year	2 811	2 105
Deferred tax assets per balance sheet	(140)	(189)
Deferred tax liabilities per balance sheet	2 951	2 294
[1] Relates predominantly to hedge-accounted derivative financial instruments. Refer to note 17 and 23.

A deferred tax asset continues to be recognised for Harmony at 30 June 2024. At 30 June 2024, it is considered probable that sufficient future taxable profits will be available against which the remaining deductible temporary differences existing at the reporting date can be utilised.
11    Taxation continued
Deferred tax continued

	SA Rand
Figures in million	2024	2023
As at 30 June, the group had the following potential future tax deductions:
Unredeemed capital expenditure available for utilisation against future mining taxable income (a)	51 988	49 478
Tax losses carried forward utilisable against mining taxable income (b)	9 296	9 620
Capital gains tax (CGT) losses available to be utilised against future CGT gains (d)	570	570
As at 30 June, the group has not recognised the following deferred tax asset amounts relating to the above:	19 140	18 004
The unrecognised temporary differences are:
Unredeemed capital expenditure (c)	51 018	47 968
Tax losses (b)	9 231	8 848
CGT losses (d)	570	570

(a)    Includes Avgold R34 368 million (2023: R30 538 million), Randfontein R12 million (2023: R327 million), Mponeng R135 million (2023: R145 million), Chemwes R635 million (2023: R748 million) and Hidden Valley R16 650 million (2023: R17 430 million). These have an unlimited carry-forward period.

(b)    Relates mainly to Hidden Valley R6 293 million (2023: R6 053 million) and Avgold R2 851 million (2023: R2 772 million). Randfontein had no tax loss balances at the end of the 2024 financial year (2023: R543 million). These have an unlimited carry-forward period.

(c) Relates to Avgold and Hidden Valley.

(d) The CGT losses relate to the gross CGT losses available to be utilised against future CGT gains. These have an unlimited carry-forward period.